Equity - Schedule of Ordinary Shares Issued Upon Vested Options (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2025 yr $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Balance at end of period (in thousands) Number of shares | shares	11,870
Weighted average exercise price	$ 35.68
Weighted average remaining life Years | yr	1.18
$15.01 - $20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Balance at end of period (in thousands) Number of shares | shares	3,390
Weighted average exercise price	$ 18.97
Weighted average remaining life Years | yr	2.14
Range of exercise prices, lower limit	$ 15.01
Range of exercise prices, upper limit	$ 20
$20.01 - $25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Balance at end of period (in thousands) Number of shares | shares	26
Weighted average exercise price	$ 22.48
Weighted average remaining life Years | yr	2.61
Range of exercise prices, lower limit	$ 20.01
Range of exercise prices, upper limit	$ 25
$25.01 - $35.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Balance at end of period (in thousands) Number of shares | shares	4,956
Weighted average exercise price	$ 34.67
Weighted average remaining life Years | yr	1.16
Range of exercise prices, lower limit	$ 25.01
Range of exercise prices, upper limit	$ 35
$35.01 - $45.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Balance at end of period (in thousands) Number of shares | shares	57
Weighted average exercise price	$ 37.7
Weighted average remaining life Years | yr	0.92
Range of exercise prices, lower limit	$ 35.01
Range of exercise prices, upper limit	$ 45
$45.01 - $55.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Balance at end of period (in thousands) Number of shares | shares	2,883
Weighted average exercise price	$ 53.24
Weighted average remaining life Years | yr	0.28
Range of exercise prices, lower limit	$ 45.01
Range of exercise prices, upper limit	$ 55
$55.01 - $65.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Balance at end of period (in thousands) Number of shares | shares	558
Weighted average exercise price	$ 55.83
Weighted average remaining life Years | yr	0.12
Range of exercise prices, lower limit	$ 55.01
Range of exercise prices, upper limit	$ 65